JOHN H. LIVELY, Managing Partner
john.lively@practus.com
11300 Tomahawk Creek Pkwy., Suite 310
Leawood, KS 66211
(913) 660-0778
January 14, 2026

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on January 13, 2025 (Accession No. 0001999371-26-000783) for the below listed funds, each a portfolio series of the Trust.

T-REX 2X LONG ASST DAILY TARGET ETF	T-REX 2X LONG GTLS DAILY TARGET ETF
T-REX 2X LONG ABTC DAILY TARGET ETF	T-REX 2X LONG ICHR DAILY TARGET ETF
T-REX 2X LONG BNC DAILY TARGET ETF	T-REX 2X LONG ICLR DAILY TARGET ETF
T-REX 2X LONG BTDR DAILY TARGET ETF	T-REX 2X LONG IREN DAILY TARGET ETF
T-REX 2X LONG CANG DAILY TARGET ETF	T-REX 2X LONG KSS DAILY TARGET ETF
T-REX 2X LONG CAVA DAILY TARGET ETF	T-REX 2X LONG MBLY DAILY TARGET ETF
T-REX 2X LONG CELH DAILY TARGET ETF	T-REX 2X LONG LITS DAILY TARGET ETF
T-REX 2X LONG CHWY DAILY TARGET ETF	T-REX 2X LONG NVTS DAILY TARGET ETF
T-REX 2X LONG CLS DAILY TARGET ETF	T-REX 2X LONG OPEN DAILY TARGET ETF
T-REX 2X LONG CORZ DAILY TARGET ETF	T-REX 2X LONG POOL DAILY TARGET ETF
T-REX 2X LONG DNUT DAILY TARGET ETF	T-REX 2X LONG PTON DAILY TARGET ETF
T-REX 2X LONG EMPD DAILY TARGET ETF	T-REX 2X LONG SUIG DAILY TARGET ETF
T-REX 2X LONG EOSE DAILY TARGET ETF	T-REX 2X LONG TMUS DAILY TARGET ETF
T-REX 2X LONG ETHM DAILY TARGET ETF	T-REX 2X LONG TONX DAILY TARGET ETF
T-REX 2X LONG ETHZ DAILY TARGET ETF	T-REX 2X LONG VEEV DAILY TARGET ETF
T-REX 2X LONG GPRO DAILY TARGET ETF
If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.
Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP